UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22448

American Funds Tax-Exempt Fund of New York

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2015

Steven I. Koszalka

American Funds Tax-Exempt Fund of New York

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Tax-Exempt Fund of New York®
Investment portfolio
April 30, 2015
unaudited
Bonds, notes & other debt instruments 92.87% New York 83.77% State issuers 45.59%	Principal amount (000)	Value (000)
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[1]	$450	$484
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2039	1,625	1,803
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2044	2,235	2,481
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2010, 5.00% 2020	500	584
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	555
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	1,000	1,167
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2010-A, 5.00% 2035	1,000	1,138
Dormitory Auth., Miriam Osborn Memorial Home Association Rev. Ref. Bonds, Series 2012, 5.00% 2042	970	1,023
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,152
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021	500	582
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040	500	571
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	1,500	1,655
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2022	200	236
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2034	1,000	1,125
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2036	350	391
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040	1,000	1,157
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,000	1,103
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2032	600	630
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2045	500	520
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015 (escrowed to maturity)	720	740
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Ref. Bonds, Series 2011-A, 5.00% 2024	500	585
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,620
Dormitory Auth., The New School Rev. Bonds, Series 2015-A, 5.00% 2028	750	897
Dormitory Auth., The New School Rev. Bonds, Series 2015-A, 5.00% 2032	1,000	1,142
Dormitory Auth., The New School Rev. Bonds, Series 2015-A, 5.00% 2050	500	552
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2014-A, 5.50% 2039	500	558
Dormitory Auth. of the State of New York, School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,205
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2013-A, 2.75% 2017	1,000	1,031
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	1,000	1,103
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	1,000	1,151
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 1, 5.00% 2044[1]	750	784
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[1]	750	819
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[1]	350	385
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[1]	375	455
American Funds Tax-Exempt Fund of New York — Page 1 of 8

unaudited
Bonds, notes & other debt instruments New York (continued) State issuers (continued)	Principal amount (000)	Value (000)
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	$1,500	$1,693
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,713
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,500	1,767
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,119
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.11% 2020[2]	2,000	2,017
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2A, 0.49% 2026 (put 2017)[2]	500	500
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-A2, 0.38% 2041 (put 2016)[2]	905	905
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2031	1,000	1,148
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	1,000	1,111
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	280
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 0.69% 2039 (put 2020)[2]	500	500
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1H, 0.97% 2026 (put 2016)[2]	715	720
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	490	508
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, 3.50% 2034	750	787
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	215	228
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	470	473
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	720	737
Port Auth., Consolidated Bonds, Series 147, AMT, FGIC-National insured, 5.00% 2021	500	538
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,143
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,124
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	1,000	1,090
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	1,250	1,380
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,146
Power Auth. of the State of New York, Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,687
Southold Local Dev. Corporation, Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,588
State Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (New York State Electric & Gas Corp. Project), Series 2005-B, 2.375% 2026 (put 2020)	300	299
Thruway Auth., General Rev. Bonds, Series 2014-J, 5.00% 2027	1,000	1,180
Thruway Auth., General Rev. Bonds, Series 2014-K, 5.00% 2028	500	588
Thruway Auth., General Rev. Junior Indebtedness Obligations Series 2013-A, 5.00% 2019	250	285
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2020	1,000	1,163
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2020	400	421
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2021	200	210
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	1,000	1,120
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2010-A-1, 5.00% 2019	1,000	1,162
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2000-ABCD-5, Assured Guaranty Municipal insured, 0.55% 2019[2]	500	497
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	1,500	1,790
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2034	500	570
American Funds Tax-Exempt Fund of New York — Page 2 of 8

unaudited
Bonds, notes & other debt instruments New York (continued) State issuers (continued)	Principal amount (000)	Value (000)
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A-2, 5.00% 2020	$1,000	$1,161
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038	1,000	1,121
		68,853
City & county issuers 38.18%
City of Albany Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2011, 6.25% 2038	1,000	1,258
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2008-A, 5.25% 2027	500	554
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,556
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	500	543
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 4.00% 2045	500	483
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	562
Build NYC Resource Corp., Parking Fac. Rev. Ref. Bonds (Royal Charter Properties, Inc. - New York and Presbyterian Hospital Leasehold Project), Series 2012, Assured Guaranty Municipal insured, 4.75% 2032	1,000	1,065
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	1,000	1,101
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[1]	250	269
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	1,000	1,134
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	579
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,139
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	500	589
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2021	500	593
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	790	928
Essex County Industrial Dev. Agcy., Solid Waste Disposal Rev. Ref. Bonds, Series 2005-A, AMT, 5.20% 2023	750	764
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,457
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	800	872
Town of Hempstead, Local Dev. Corporation Rev. Ref. Bonds (Adelphi University Project), Series 2014, 5.00% 2027	400	464
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038	500	548
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2044	1,240	1,363
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, 0.775% 2033 (put 2018)[2]	1,000	1,002
County of Monroe Industrial Dev. Agcy., School Fac. Rev. Bonds (Rochester Schools Modernization Project), Series 2012-A, 5.00% 2021	1,000	1,183
Nassau County Local Econ. Assistance Corp., Rev. Ref. Bonds (Winthrop-University Hospital Association Project), Series 2012, 5.00% 2037	500	537
City of New Rochelle, Corp. for Local Dev. Rev Bonds, (Iona College Project), Series 2015-A, 5.00% 2045	750	812
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.66% 2025[2]	1,500	1,499
City of New York, G.O. Bonds, Fiscal 2008 Series L-1, 5.00% 2023	1,000	1,112
American Funds Tax-Exempt Fund of New York — Page 3 of 8

unaudited
Bonds, notes & other debt instruments New York (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2024	$745	$909
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	500	590
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,153
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (1998 British Airways PLC Project), Series 1998, AMT, 5.25% 2032	250	251
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	1,500	1,624
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2011 Series EE, 5.375% 2043	1,000	1,178
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2007 Series S-2, Assured Guaranty Municipal insured, 5.00% 2017	570	613
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.25% 2025	1,000	1,202
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	750	897
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010 Series D, 5.00% 2023	1,000	1,182
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2037	500	568
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2038	500	567
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2041	500	568
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	540	623
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	500	564
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	680	694
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-EE, 5.00% 2045	500	562
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School), Series 2009-B, 1.35% 2036 (put 2017)	1,500	1,513
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project), Series 2012-A, AMT, 5.25% 2042[1]	375	389
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	678
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	560
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	300	332
Onondaga Civic Dev. Corp., Rev. Bonds (St. Joseph’s Hospital Health Center Project), Series 2014-A, 5.125% 2031	750	805
Onondaga County Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,500	1,682
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,177
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028	1,000	1,095
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,100
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds (Jefferson’s Ferry Project), Series 2006, 5.00% 2028	1,000	1,027
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds (KeySpan-Port Jefferson Energy Center, LLC Project), Series 2003-A, AMT, 5.25% 2027	1,000	1,004
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2012-B, 5.00% 2032	750	816
Tompkins County, New York, Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca Inc.), Series 2014-A, 5.00% 2044	1,000	1,068
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.00% 2034	1,330	1,208
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.125% 2042	2,715	2,322
American Funds Tax-Exempt Fund of New York — Page 4 of 8

unaudited
Bonds, notes & other debt instruments New York (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	$1,000	$1,157
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 2042	250	290
City of Yonkers, G.O. Bonds, Series 2011-A, 5.00% 2019	1,000	1,143
City of Yonkers, G.O. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2024	490	593
		57,670
Guam 2.59%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	500	591
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,200	1,324
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	592
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	500	564
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2014-A, 5.00% 2029	750	840
		3,911
Puerto Rico 5.46%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	1,000	652
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 5.00% 2024	330	331
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA1, 4.95% 2026	1,265	1,304
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	1,160	1,160
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	1,000	1,040
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	400	423
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	750	755
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	500	499
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	500	407
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	1,000	1,067
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2017	570	403
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	350	207
		8,248
Virgin Islands 1.05%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	500	568
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Note), Series 2013-B, 5.00% 2024	500	578
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	250	272
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2014-A, 5.00% 2024	150	173
		1,591
Total bonds, notes & other debt instruments (cost: $132,698,000)		140,273
American Funds Tax-Exempt Fund of New York — Page 5 of 8

unaudited
Short-term securities 7.92%	Principal amount (000)	Value (000)
Dormitory Auth., University of Rochester Rev. Bonds, Series 2003-A, JPMorgan Chase LOC, 0.13% 2031[2]	$2,060	$2,060
City of New York, G.O. Bonds, Fiscal 1993 Series A-7, JPMorgan Chase LOC, 0.13% 2020[2]	100	100
New York City Industrial Dev. Agcy., Civic Fac. Ref. and Improvement Rev. Bonds (2005 American Civil Liberties Union Foundation, Inc. Project), Series 2005, JPMorgan Chase LOC, 0.13% 2035[2]	1,800	1,800
City of New York, G.O. Bonds, Fiscal 1993 Series A-7, JPMorgan Chase LOC, 0.13% 2021[2]	2,050	2,050
City of New York, G.O. Bonds, Fiscal 1994 Series E-2, 0.13% 2020[2]	200	200
New York City, Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.14% 2022[2]	1,500	1,500
Trust for Cultural Resources of the City of New York, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2008-A-1, JPMorgan Chase LOC, 0.14% 2035[2]	1,850	1,850
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2003-B-3, U.S. Bank LOC, 0.11% 2033[2]	400	400
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), Rev. Ref. Bonds, Series 2015-B2, 0.11% 2032[2]	2,000	2,000
Total short-term securities (cost: $11,960,000)		11,960
Total investment securities 100.79% (cost: $144,658,000)		152,233
Other assets less liabilities (0.79%)		(1,198)
Net assets 100.00%		$151,035

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,585,000, which represented 2.37% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
American Funds Tax-Exempt Fund of New York — Page 6 of 8

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At April 30, 2015, all of the fund’s investments were classified as Level 2.
American Funds Tax-Exempt Fund of New York — Page 7 of 8

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$8,043
Gross unrealized depreciation on investment securities	(376)
Net unrealized appreciation on investment securities	7,667
Cost of investment securities	144,566

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-041-0615O-S42137	American Funds Tax-Exempt Fund of New York — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended April 30, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds Tax-Exempt Fund of New York’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Tax-Exempt Fund of New York’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: June 26, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 26, 2015